UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21698

GAMCO Global Gold, Natural Resources & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

GAMCO Global Gold, Natural Resources & Income Trust

Semiannual Report — June 30, 2024

(Y)our Portfolio Management Team

Caesar M. P. Bryan	Vincent Hugonnard-Roche

To Our Shareholders,

For the six months ended June 30, 2024, the net asset value (NAV) total return of the GAMCO Global Gold, Natural Resources & Income Trust (the Fund) was 6.3%, compared with total returns of 7.6% and 10.2% for the Chicago Board Options Exchange (CBOE) Standard & Poor’s (S&P) 500 Buy/Write Index and the Philadelphia Gold & Silver Index (XAU), respectively. The total return for the Fund’s publicly traded shares was 12.8%. The Fund’s NAV per share was $4.03, while the price of the publicly traded shares closed at $4.05 on the NYSE American. See page 3 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2024.

Investment Objective and Strategy (Unaudited)

The GAMCO Global Gold, Natural Resources & Income Trust is a non-diversified, closed-end management investment company. The Fund’s investment objective is to provide a high level of current income. The Fund’s secondary investment objective is to seek capital appreciation consistent with the Fund’s strategy and primary objective. Under normal market conditions, the Fund will attempt to achieve its objectives by investing 80% of its assets in equity securities of companies principally engaged in the gold and natural resource industries, and by writing covered call options on the underlying equity securities.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Performance Discussion (Unaudited)

The first half of 2024 was very challenging for the gold portion of the portfolio. The first quarter saw the price of gold mining stocks fall 16.7% to a 102.94 trough at the end of February, then rallied 23.4%. Two factors contributed to this excess volatility, which was not discounted in the options market. First was the inflation of the all-in cost to extract gold, which affects the valuation of mining companies. Second was the disconnect between the price of gold and real rates. 10-year real rates went from 1.7% to 2.0% during the quarter, while bullion prices increased by 8.1%. In the second quarter the Philadelphia Gold and Silver Index (XAU) first rallied 17.8% before correcting by close to -10%, to finish the quarter up 8.7%. Newmont Corp (4.9% of total investments as of June 30, 2024) benefited and was a positive contributor to the portfolio.

The energy sector is clearly showing signs of demand contraction, visible especially through refining margins which contracted significantly during the second quarter. Meanwhile, production held steady, with U.S. oil production flat at 13.2 million barrels per day, and OPEC production maintained at approximately 27 million barrels per day. Compliance is still in effect. Finally, the increased tension in the Middle East continues to add a premium to the price of oil, which ended the quarter down only 2%, while energy equities, represented by the Energy Select Sector. Exxon Mobil Corp. (6.3%) was a contributor from the energy sector.

We appreciate your confidence and trust.

The views expressed reflect the opinions of the Fund's portfolio managers and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Comparative Results

Average Annual Returns through June 30, 2024 (a) (Unaudited)

	Six Months	1 Year	5 Year	10 Year	15 Year	Since Inception (3/31/05)
GAMCO Global Gold, Natural Resources & Income Trust (GGN)
NAV Total Return (b)	6.33%	13.67%	8.79%	1.72%	3.65%	2.73%
Investment Total Return (c)	12.79	18.69	8.71	1.96	3.71	2.68
CBOE S&P 500 Buy/Write Index	7.59	8.91	5.56	5.77	7.32	5.46
Bloomberg Government/Credit Bond Index	(0.70)	2.72	(0.07)	1.51	2.67	3.12
Energy Select Sector Index	10.58	16.24	12.92	3.10	7.87	7.12
Philadelphia Gold & Silver Index	10.20	16.53	11.96	4.35	1.19	3.25

(a)	Performance returns for periods of less than one year are not annualized. Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund's use of leverage may magnify the volatility of net asset value changes versus funds that do not employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The CBOE S&P 500 Buy/Write Index is an unmanaged benchmark index designed to reflect the return on a portfolio that consists of a long position in the stocks in the S&P 500 Index and a short position in a S&P 500 (SPX) call option. The Bloomberg Government/Credit Bond Index is a market value weighted index that tracks the performance of fixed rate, publicly placed, dollar denominated obligations. The Energy Select Sector Index is an unmanaged indicator of stock market performance of large U.S. companies involved in the development or production of energy products. The Philadelphia Gold & Silver Index is an unmanaged indicator of the stock market performance of large North American gold and silver companies. Dividends and interest income are considered reinvested. You cannot invest directly in an index.

(b)	Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)	Total returns and average annual returns reflect changes in closing market values on the NYSE American and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments before options written as of June 30, 2024:

GAMCO Global Gold, Natural Resources & Income Trust

Long Positions

Metals and Mining	55.7%
Energy and Energy Services	33.5%
U.S. Government Obligations	10.5%
Agriculture	0.3%
100.0%
Short Positions

Call Options Written	(3.6)%
Agriculture	(0.1)%
Put Options Written	(0.0) %*
Energy and Energy Services	(0.0) %*
(3.7)%

*	Amount represents greater than (0.05)%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments — June 30, 2024 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 86.1%
	Energy and Energy Services — 33.5%
40,100	APA Corp.(a)	$2,804,306	$1,180,544
152,600	Baker Hughes Co.	6,395,879	5,366,942
229,000	BP plc, ADR(a)	9,615,190	8,266,900
159,148	Chevron Corp.(a)	28,031,244	24,893,930
96,000	ConocoPhillips(a)	11,814,329	10,980,480
115,100	Coterra Energy Inc.(a)	3,329,942	3,069,717
101,200	Devon Energy Corp.	6,895,892	4,796,880
28,300	Diamondback Energy Inc.	4,892,908	5,665,377
268,500	Eni SpA	5,021,083	4,127,494
90,000	EOG Resources Inc.(a)	11,971,275	11,328,300
64,000	EQT Corp.	2,500,480	2,366,720
393,903	Exxon Mobil Corp.(a)	44,954,666	45,346,158
156,800	Halliburton Co.(a)	6,359,358	5,296,704
25,200	Hess Corp.	3,904,962	3,717,504
285,500	Kinder Morgan Inc.(a)	5,585,290	5,672,885
91,000	Marathon Oil Corp.	2,174,911	2,608,970
55,200	Marathon Petroleum Corp. (a)	9,375,491	9,576,096
800	NextEra Energy Partners LP	44,182	22,112
68,900	Occidental Petroleum Corp. (a)	4,680,704	4,342,767
91,600	ONEOK Inc.	7,144,389	7,469,980
68,400	Phillips 66(a)	9,581,393	9,656,028
213,000	Schlumberger NV(a)	13,475,023	10,049,340
278,000	Shell plc, ADR(a)	18,615,770	20,066,040
108,900	Suncor Energy Inc.	4,429,689	4,149,090
192,300	The Williams Companies Inc.(a)	8,933,803	8,172,750
205,000	TotalEnergies SE, ADR(a)	13,654,896	13,669,400
51,800	Valero Energy Corp.(a)	8,393,268	8,120,168
		254,580,323	239,979,276

	Metals and Mining — 52.6%
294,015	Agnico Eagle Mines Ltd.(a)	19,910,567	19,228,581
970,700	Alamos Gold Inc., Cl. A(a)	12,085,547	15,220,576
385,500	Artemis Gold Inc.†	2,144,405	2,767,158
351,000	Aya Gold & Silver Inc.†	1,935,607	3,484,215
782,300	B2Gold Corp.(a)	2,793,718	2,112,210
1,066,419	Barrick Gold Corp.(a)	23,782,998	17,787,869
2,419,053	Bellevue Gold Ltd.†	2,646,455	2,880,544
348,100	BHP Group Ltd., ADR(a)	22,499,530	19,873,029
7,003,572	De Grey Mining Ltd.†	5,999,713	5,326,175
650,000	Dundee Precious Metals Inc.	5,002,742	5,088,630
988,000	Eldorado Gold Corp.†(a)	13,214,536	14,612,520
702,600	Endeavour Mining plc	15,665,735	14,842,396
3,618,729	Evolution Mining Ltd.	9,535,579	8,449,189
171,600	Franco-Nevada Corp.(a)	25,693,329	20,338,032
449,000	Freeport-McMoRan Inc.(a)	21,704,944	21,821,400
550,000	Glencore plc	3,173,834	3,136,295
Shares		Cost	Market Value
284,000	Gold Fields Ltd., ADR	$4,394,630	$4,231,600
2,389,623	Gold Road Resources Ltd.	2,584,169	2,725,941
1,181,700	K92 Mining Inc.†	6,194,295	6,780,706
1,452,500	Karora Resources Inc.†	5,823,386	6,327,912
2,645,500	Kinross Gold Corp.	18,929,926	22,010,560
352,100	Lundin Gold Inc.	4,922,344	5,201,521
302,500	MAG Silver Corp.†	4,660,274	3,530,175
839,000	Newmont Corp.(a)	49,565,269	35,128,930
2,808,526	Northern Star Resources Ltd.	19,288,891	24,356,380
352,400	OceanaGold Corp.	759,488	808,842
745,000	Osisko Gold Royalties Ltd.	11,464,168	11,607,100
2,020,200	Osisko Mining Inc.†	5,240,907	4,223,363
117,000	Pan American Silver Corp.	2,364,311	2,325,960
3,910,294	Perseus Mining Ltd.	5,034,614	6,130,109
300,000	Rio Tinto plc, ADR(a)	24,103,500	19,779,000
109,400	Royal Gold Inc.	13,302,925	13,692,504
540,000	Victoria Gold Corp.†	3,980,954	418,406
506,900	Wesdome Gold Mines Ltd.†	4,969,668	4,083,212
1,244,716	Westgold Resources Ltd.	1,857,089	2,009,447
480,250	Wheaton Precious Metals Corp.(a)	25,305,723	25,174,705
		402,535,770	377,515,192

	TOTAL COMMON STOCKS	657,116,093	617,494,468

	EXCHANGE TRADED FUNDS — 0.3%
	Agriculture — 0.3%
27,564	VanEck Agribusiness ETF	1,988,755	1,932,788

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.5%
	Metals and Mining — 0.5%
$2,250,000	Allied Gold Corp., 8.750%, 09/07/28(b)	2,223,244	2,216,250
1,300,000	Fortuna Silver Mines Inc., 4.650%, 10/31/24	1,300,000	1,296,581
		3,523,244	3,512,831

	TOTAL CONVERTIBLE CORPORATE BONDS	3,523,244	3,512,831

	CORPORATE BONDS — 2.6%
	Energy and Energy Services — 0.0%
245,000	Devon Energy Corp.,
	4.500%, 01/15/30	224,653	236,033

	Metals and Mining — 2.6%
2,250,000	AngloGold Ashanti Holdings plc,
	3.750%, 10/01/30	1,962,583	1,966,758

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — June 30, 2024 (Unaudited)

Principal Amount		Cost	Market Value
	CORPORATE BONDS (Continued)
	Metals and Mining (Continued)
$2,250,000	Freeport-McMoRan Inc.,
	4.125%, 03/01/28	$2,128,789	$2,158,842
2,000,000	Hecla Mining Co.,
	7.250%, 02/15/28	1,996,172	2,003,362
2,000,000	IAMGOLD Corp.,
	5.750%, 10/15/28(b)	2,000,000	1,892,006
3,700,000	Kinross Gold Corp.,
	6.250%, 07/15/33(b)	3,656,025	3,878,022
1,500,000	New Gold Inc.,
	7.500%, 07/15/27(b)	1,313,707	1,512,092
5,250,000	Northern Star Resources Ltd.,
	6.125%, 04/11/33(b)	5,188,628	5,306,451
		18,245,904	18,717,533

	TOTAL CORPORATE BONDS	18,470,557	18,953,566

	U.S. GOVERNMENT OBLIGATIONS — 10.5%
76,480,000	U.S. Treasury Bills, 5.235% to 5.320%††, 08/15/24 to 09/26/24(c)	75,698,082	75,697,216

TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 100.0%		$756,796,731	717,590,869

OPTIONS WRITTEN — (3.6)%
(Premiums received $23,333,292)			(26,163,497)

SECURITIES SOLD SHORT — (0.1)%
(Proceeds received $796,311)			(737,336)

Other Assets and Liabilities — (Net)			11,035,319

PREFERRED SHARES
(3,173,851 preferred shares outstanding)			(79,346,275)

NET ASSETS — COMMON SHARES
(154,422,564 common shares outstanding)			$622,379,080

NET ASSET VALUE PER COMMON SHARE
($622,379,080 ÷ 154,422,564 shares outstanding)			$4.03
Shares		Proceeds	Market Value
	SECURITIES SOLD SHORT — (0.1)%
	Agriculture — (0.1)%
10,200	VanEck Agribusiness ETF	$765,687	$715,224

	Energy and Energy Services — (0.0)%
800	NextEra Energy Partners LP	30,624	22,112

	TOTAL SECURITIES SOLD SHORT(d)	$796,311	$737,336

(a)	Securities, or a portion thereof, with a value of $261,589,611 were deposited with the broker as collateral for options written.

(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	At June 30, 2024, $12,440,000 of the principal amount was pledged as collateral for options written.

(d)	At June 30, 2024, these proceeds are being held at Pershing LLC.

†	Non-income producing security.

††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt

Geographic Diversification	% of Total Investments*	Market Value
Long Positions
North America	76.6%	$549,638,877
Europe	12.0	85,854,284
Asia/Pacific 10.8		77,866,108
South Africa.	0.6	4,231,600
Total Investments — Long Positions	100.0%	$717,590,869

Short Positions
North America	(3.7)%	$(26,667,936)
Europe	(0.0) **	(232,897)
Total Investments — Short Positions	(3.7)%	$(26,900,833)

*	Total investments exclude options written.

**	Amount represents greater than (0.05)%.

As of June 30, 2024, options written outstanding were as follows:

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
OTC Call Options Written — (3.5)%
Agnico Eagle Mines Ltd.	Pershing LLC	1,000	USD	6,540,000	USD	75.00	09/20/24	$128,987
Agnico Eagle Mines Ltd.	Pershing LLC	1,000	USD	6,540,000	USD	76.00	10/18/24	164,497
Agnico Eagle Mines Ltd.	Pershing LLC	940	USD	6,147,600	USD	74.00	12/20/24	286,574
Alamos Gold Inc., Cl. A	Pershing LLC	2,780	USD	4,359,040	USD	12.50	08/16/24	924,450
B2Gold Corp.	Pershing LLC	6,000	USD	1,620,000	USD	4.00	07/19/24	384
Baker Hughes Co.	Pershing LLC	559	USD	1,966,003	USD	34.00	07/19/24	86,754

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — June 30, 2024 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Baker Hughes Co.	Pershing LLC	30	USD	105,510	USD	35.00	07/19/24	$2,666
Baker Hughes Co.	Pershing LLC	510	USD	1,793,670	USD	35.00	08/16/24	71,550
Baker Hughes Co.	Pershing LLC	427	USD	1,501,759	USD	34.00	09/20/24	105,500
Barrick Gold Corp.	Pershing LLC	4,266	USD	7,115,688	USD	17.50	07/19/24	85,956
Barrick Gold Corp.	Pershing LLC	1,800	USD	3,002,400	USD	20.00	08/16/24	17,865
Barrick Gold Corp.	Pershing LLC	2,384	USD	3,976,512	USD	20.00	09/20/24	47,242
Barrick Gold Corp.	Pershing LLC	1,153	USD	1,923,204	USD	19.00	10/18/24	53,574
BHP Group Ltd., ADR	Pershing LLC	1,200	USD	6,850,800	USD	66.00	08/16/24	17,922
BHP Group Ltd., ADR	Pershing LLC	1,200	USD	6,850,800	USD	65.00	10/18/24	74,945
BP plc, ADR	Pershing LLC	740	USD	2,671,400	USD	39.00	07/19/24	3,120
BP plc, ADR	Pershing LLC	820	USD	2,960,200	USD	38.00	10/18/24	68,146
BP plc, ADR	Pershing LLC	730	USD	2,635,300	USD	37.00	11/15/24	94,537
Chevron Corp.	Pershing LLC	500	USD	7,821,000	USD	165.00	07/19/24	18,686
Chevron Corp.	Pershing LLC	545	USD	8,524,890	USD	165.00	08/16/24	86,121
Chevron Corp.	Pershing LLC	546	USD	8,540,532	USD	162.50	09/20/24	173,631
ConocoPhillips	Pershing LLC	300	USD	3,431,400	USD	122.00	08/16/24	32,143
ConocoPhillips	Pershing LLC	330	USD	3,774,540	USD	130.00	10/18/24	43,098
ConocoPhillips	Pershing LLC	330	USD	3,774,540	USD	120.00	12/20/24	175,074
Coterra Energy Inc.	Pershing LLC	550	USD	1,466,850	USD	29.00	07/19/24	3,524
Coterra Energy Inc.	Pershing LLC	600	USD	1,600,200	USD	29.00	09/20/24	26,699
Devon Energy Corp.	Pershing LLC	506	USD	2,398,440	USD	49.00	09/20/24	81,913
Devon Energy Corp.	Pershing LLC	506	USD	2,398,440	USD	50.00	10/18/24	85,411
Diamondback Energy Inc.	Pershing LLC	95	USD	1,901,805	USD	159.25	07/19/24	394,066
Diamondback Energy Inc.	Pershing LLC	43	USD	860,817	USD	190.00	08/16/24	55,789
Diamondback Energy Inc.	Pershing LLC	90	USD	1,801,710	USD	196.43	09/20/24	102,188
Diamondback Energy Inc.	Pershing LLC	42	USD	840,798	USD	190.00	10/18/24	76,821
Dundee Precious Metals Inc.	Pershing LLC	3,360	CAD	3,598,560	CAD	10.50	07/19/24	111,176
Dundee Precious Metals Inc.	Pershing LLC	1,790	CAD	1,917,090	CAD	10.50	09/20/24	106,673
Dundee Precious Metals Inc.	Pershing LLC	1,350	CAD	1,445,850	CAD	12.00	09/20/24	25,644
Eldorado Gold Corp.	Pershing LLC	2,600	USD	3,845,400	USD	15.00	12/20/24	468,538
Endeavour Mining plc	Pershing LLC	2,400	CAD	6,936,000	CAD	30.00	07/19/24	108,948
Endeavour Mining plc	Pershing LLC	596	CAD	1,722,440	CAD	34.00	09/20/24	28,288
Eni SpA	Morgan Stanley	179	EUR	1,284,683	EUR	15.25	07/19/24	4,144
Eni SpA	Morgan Stanley	179	EUR	1,284,683	EUR	15.50	08/16/24	8,432
Eni SpA	Morgan Stanley	179	EUR	1,284,683	EUR	15.00	09/20/24	28,175
EOG Resources Inc.	Pershing LLC	300	USD	3,776,100	USD	133.00	07/19/24	14,991
EOG Resources Inc.	Pershing LLC	300	USD	3,776,100	USD	133.50	08/16/24	51,746
EOG Resources Inc.	Pershing LLC	300	USD	3,776,100	USD	125.00	09/20/24	192,654
EQT Corp.	Pershing LLC	320	USD	1,183,360	USD	40.00	08/16/24	20,019
EQT Corp.	Pershing LLC	320	USD	1,183,360	USD	40.00	10/18/24	44,847
Exxon Mobil Corp.	Pershing LLC	135	USD	3,605,558	USD	103.30	07/19/24	380,980
Exxon Mobil Corp.	Pershing LLC	1,185	USD	13,641,720	USD	110.00	08/16/24	764,012
Exxon Mobil Corp.	Pershing LLC	1,064	USD	12,248,768	USD	120.00	10/18/24	348,617
Exxon Mobil Corp.	Pershing LLC	1,212	USD	13,952,544	USD	110.00	11/15/24	1,074,805
Franco-Nevada Corp.	Pershing LLC	552	USD	6,542,304	USD	127.00	07/19/24	37,747
Franco-Nevada Corp.	Pershing LLC	567	USD	6,720,084	USD	130.00	08/16/24	87,573
Franco-Nevada Corp.	Pershing LLC	597	USD	7,075,644	USD	126.00	09/20/24	228,916
Freeport-McMoRan Inc.	Pershing LLC	1,600	USD	7,776,000	USD	43.20	08/16/24	987,963
Freeport-McMoRan Inc.	Pershing LLC	1,497	USD	7,275,420	USD	47.00	11/15/24	818,882
Freeport-McMoRan Inc.	Pershing LLC	1,393	USD	6,769,980	USD	48.00	12/20/24	764,906
Glencore plc	Morgan Stanley	550	GBP	2,481,050	GBp	450.00	10/18/24	192,146
Gold Fields Ltd., ADR	Pershing LLC	960	USD	1,430,400	USD	15.00	07/19/24	55,127

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — June 30, 2024 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Gold Fields Ltd., ADR	Pershing LLC	920	USD	1,370,800	USD	17.50	09/20/24	$41,125
Gold Fields Ltd., ADR	Pershing LLC	960	USD	1,430,400	USD	20.00	11/15/24	40,318
Halliburton Co.	Pershing LLC	500	USD	1,689,000	USD	40.00	09/20/24	11,898
Halliburton Co.	Pershing LLC	518	USD	1,749,804	USD	43.00	10/18/24	8,715
Halliburton Co.	Pershing LLC	550	USD	1,857,900	USD	37.00	11/15/24	66,014
Hess Corp.	Pershing LLC	92	USD	1,357,184	USD	165.00	08/16/24	8,256
Hess Corp.	Pershing LLC	80	USD	1,180,160	USD	160.00	10/18/24	34,942
Hess Corp.	Pershing LLC	80	USD	1,180,160	USD	155.00	12/20/24	71,655
K92 Mining Inc.	Pershing LLC	1,300	CAD	1,020,500	CAD	8.50	07/19/24	11,017
K92 Mining Inc.	Pershing LLC	4,830	CAD	3,791,550	CAD	7.50	08/16/24	262,272
K92 Mining Inc.	Pershing LLC	4,795	CAD	3,764,075	CAD	8.50	10/18/24	202,618
Kinder Morgan Inc.	Pershing LLC	520	USD	1,033,240	USD	19.50	07/19/24	29,971
Kinder Morgan Inc.	Pershing LLC	300	USD	596,100	USD	19.65	07/19/24	14,072
Kinder Morgan Inc.	Pershing LLC	1,000	USD	1,987,000	USD	19.65	08/16/24	50,193
Kinder Morgan Inc.	Pershing LLC	1,035	USD	2,056,545	USD	19.50	09/20/24	80,153
Kinross Gold Corp.	Pershing LLC	8,575	USD	7,134,400	USD	6.50	08/16/24	1,637,848
Kinross Gold Corp.	Pershing LLC	8,500	USD	7,072,000	USD	7.25	10/18/24	1,208,171
Kinross Gold Corp.	Pershing LLC	8,500	USD	7,072,000	USD	7.50	12/20/24	1,198,709
Lundin Gold Inc.	Pershing LLC	2,000	CAD	4,042,000	CAD	20.00	08/16/24	198,960
Lundin Gold Inc.	Pershing LLC	860	CAD	1,738,060	CAD	19.50	10/18/24	139,374
Lundin Gold Inc.	Pershing LLC	661	CAD	1,335,881	CAD	22.00	12/20/24	76,595
Marathon Oil Corp.	Pershing LLC	350	USD	1,003,450	USD	27.00	08/16/24	74,609
Marathon Oil Corp.	Pershing LLC	240	USD	688,080	USD	30.00	09/20/24	24,424
Marathon Oil Corp.	Pershing LLC	320	USD	917,440	USD	28.00	10/18/24	71,562
Marathon Petroleum Corp.	Pershing LLC	106	USD	1,838,888	USD	154.00	08/16/24	225,309
Marathon Petroleum Corp.	Pershing LLC	226	USD	3,920,648	USD	175.00	10/18/24	250,063
Marathon Petroleum Corp.	Pershing LLC	220	USD	3,816,560	USD	190.00	12/20/24	183,682
Newmont Corp.	Pershing LLC	1,380	USD	5,778,060	USD	35.00	08/16/24	1,000,971
Newmont Corp.	Pershing LLC	3,000	USD	12,561,000	USD	45.00	10/18/24	568,285
Newmont Corp.	Pershing LLC	1,560	USD	6,531,720	USD	50.00	12/20/24	232,457
Occidental Petroleum Corp.	Pershing LLC	210	USD	1,323,630	USD	64.00	07/19/24	17,142
Occidental Petroleum Corp.	Pershing LLC	230	USD	1,449,690	USD	65.00	09/20/24	45,106
Occidental Petroleum Corp.	Pershing LLC	240	USD	1,512,720	USD	66.00	11/15/24	67,662
OceanaGold Corp.	Pershing LLC	2,060	CAD	646,840	CAD	3.10	08/16/24	27,224
ONEOK Inc.	Pershing LLC	123	USD	1,003,065	USD	75.00	08/16/24	80,857
ONEOK Inc.	Pershing LLC	185	USD	1,508,675	USD	80.00	08/16/24	52,208
ONEOK Inc.	Pershing LLC	308	USD	2,511,740	USD	75.00	09/20/24	224,875
ONEOK Inc.	Pershing LLC	300	USD	2,446,500	USD	77.50	10/18/24	179,500
Osisko Gold Royalties Ltd.	Pershing LLC	2,400	USD	3,739,200	USD	15.00	07/19/24	228,000
Osisko Gold Royalties Ltd.	Pershing LLC	2,200	USD	3,427,600	USD	20.00	08/16/24	5,713
Osisko Gold Royalties Ltd.	Pershing LLC	1,600	USD	2,492,800	USD	17.50	09/20/24	156,800
Osisko Gold Royalties Ltd.	Pershing LLC	1,250	USD	1,947,500	USD	18.00	09/20/24	35,472
Osisko Mining Inc.	Morgan Stanley	3,500	CAD	1,001,000	CAD	3.25	12/20/24	66,138
Pan American Silver Corp.	Pershing LLC	620	USD	1,232,560	USD	20.00	10/18/24	122,969
Phillips 66	Pershing LLC	185	USD	2,611,645	USD	130.00	07/19/24	223,108
Phillips 66	Pershing LLC	90	USD	1,270,530	USD	150.00	09/20/24	33,395
Phillips 66	Pershing LLC	192	USD	2,710,464	USD	135.00	10/18/24	240,951
Phillips 66	Pershing LLC	217	USD	3,063,389	USD	145.00	11/15/24	169,011
Rio Tinto plc, ADR	Pershing LLC	1,000	USD	6,593,000	USD	70.50	07/19/24	29,582
Rio Tinto plc, ADR	Pershing LLC	1,000	USD	6,593,000	USD	80.00	08/16/24	5,425
Rio Tinto plc, ADR	Pershing LLC	1,000	USD	6,593,000	USD	72.50	10/18/24	97,615
Royal Gold Inc.	Pershing LLC	345	USD	4,318,020	USD	120.00	07/19/24	210,150

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — June 30, 2024 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Royal Gold Inc.	Pershing LLC	390	USD	4,881,240	USD	125.00	09/20/24	$262,409
Royal Gold Inc.	Pershing LLC	340	USD	4,255,440	USD	145.00	11/15/24	108,264
Schlumberger NV	Pershing LLC	700	USD	3,302,600	USD	55.00	08/16/24	13,442
Schlumberger NV	Pershing LLC	700	USD	3,302,600	USD	52.50	09/20/24	50,110
Schlumberger NV	Pershing LLC	403	USD	1,901,354	USD	50.00	10/18/24	72,785
Shell plc, ADR	Pershing LLC	1,000	USD	7,218,000	USD	64.00	07/19/24	842,193
Shell plc, ADR	Pershing LLC	890	USD	6,424,020	USD	70.00	09/20/24	328,083
Suncor Energy Inc.	Pershing LLC	335	USD	1,276,350	USD	35.00	07/19/24	110,002
Suncor Energy Inc.	Pershing LLC	378	USD	1,440,180	USD	40.00	08/16/24	27,775
Suncor Energy Inc.	Pershing LLC	335	USD	1,276,350	USD	39.00	09/20/24	46,797
The Williams Companies Inc.	Pershing LLC	600	USD	2,550,000	USD	43.00	07/19/24	31,910
The Williams Companies Inc.	Pershing LLC	630	USD	2,677,500	USD	43.00	08/16/24	70,028
The Williams Companies Inc.	Pershing LLC	693	USD	2,945,250	USD	40.50	09/20/24	196,196
TotalEnergies SE, ADR	Pershing LLC	640	USD	4,267,520	USD	68.00	08/16/24	128,209
TotalEnergies SE, ADR	Pershing LLC	705	USD	4,700,940	USD	72.00	09/20/24	92,214
TotalEnergies SE, ADR	Pershing LLC	705	USD	4,700,940	USD	70.00	10/18/24	149,957
Valero Energy Corp.	Pershing LLC	170	USD	2,664,920	USD	150.00	07/19/24	149,364
Valero Energy Corp.	Pershing LLC	174	USD	2,727,624	USD	162.50	08/16/24	80,834
Valero Energy Corp.	Pershing LLC	174	USD	2,727,624	USD	167.50	09/20/24	88,899
Wheaton Precious Metals Corp.	Pershing LLC	1,381	USD	7,239,202	USD	47.50	07/19/24	724,148
Wheaton Precious Metals Corp.	Pershing LLC	1,750	USD	9,173,500	USD	52.50	09/20/24	553,448
TOTAL OTC CALL OPTIONS WRITTEN								$25,015,990
OTC Put Options Written — (0.0)%
VanEck Agribusiness ETF	Pershing LLC	380	USD	2,664,560	USD	70.00	09/20/24	$60,526
VanEck Agribusiness ETF	Pershing LLC	380	USD	2,664,560	USD	70.00	10/18/24	70,779
TOTAL OTC PUT OPTIONS WRITTEN								$131,305

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Exchange Traded Call Options Written — (0.1)%
Alamos Gold Inc., Cl. A	2,780	USD	4,359,040	USD	14.00	07/19/24	$500,400
Eldorado Gold Corp.	2,286	USD	3,380,994	USD	17.00	07/19/24	16,002
Eldorado Gold Corp.	5,000	USD	7,395,000	USD	18.00	10/18/24	225,000
TOTAL EXCHANGE TRADED CALL OPTIONS WRITTEN							$741,402
Exchange Traded Put Options Written — (0.0)%
Energy Select Sector SPDR ETF	700	USD	6,381,900	USD	89.00	07/19/24	$22,400
Energy Select Sector SPDR ETF	700	USD	6,381,900	USD	89.00	08/16/24	76,300
Utilities Select Sector SPDR Fund	1,050	USD	7,156,800	USD	61.00	08/16/24	12,600
VanEck Gold Miners ETF	2,900	USD	9,842,600	USD	24.00	07/19/24	43,500
VanEck Gold Miners ETF	2,400	USD	8,145,600	USD	29.00	11/15/24	120,000
TOTAL EXCHANGE TRADED PUT OPTIONS WRITTEN							$274,800

TOTAL OPTIONS WRITTEN							$26,163,497

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Statement of Assets and Liabilities
June 30, 2024 (Unaudited)

Assets:
Investments in securities, at value (cost $756,796,731)	$717,590,869
Cash	5,274,093
Foreign currency, at value (cost $131)	131
Deposit at brokers	3,308,879
Receivable for investments in securities sold	3,020,697
Dividends and interest receivable	690,434
Deferred offering expense	164,091
Prepaid expenses	16,351
Total Assets	730,065,545
Liabilities:
Securities sold short, at value (proceeds $796,311)	737,336
Options written, at value (premiums received $23,333,292)	26,163,497
Distributions payable	77,840
Payable for investment securities purchased	54,438
Payable for investment advisory fees	577,349
Payable for payroll expenses	136,967
Payable for accounting fees	7,500
Other accrued expenses	585,263
Total Liabilities	28,340,190
Cumulative Preferred Shares $0.001 par value, unlimited number of shares authorized:
Series B Preferred Shares (5.000%, $25 liquidation value per share, 3,173,851 shares issued and outstanding)	79,346,275

Net Assets Attributable to Common Shareholders	$622,379,080

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$1,075,782,774
Total accumulated loss	(453,403,694)
Net Assets	$622,379,080

Net Asset Value per Common Share:
($622,379,080 ÷ 154,422,564 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$4.03

Statement of Operations
For the six months ended June 30, 2024 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $383,639)	$8,248,301
Interest	2,511,674
Total Investment Income	10,759,975
Expenses:
Investment advisory fees	3,425,095
Trustees’ fees	130,500
Payroll expenses	125,119
Shareholder communications expenses	120,890
Legal and audit fees	95,085
Custodian fees	32,592
Shareholder services fees	23,413
Accounting fees	22,500
Service fees for securities sold short (See Note 2)	13,928
Interest expense	10,112
Dividend expense on securities sold short	1,418
Miscellaneous expenses	84,364
Total Expenses	4,085,016
Less:
Expenses paid indirectly by broker (See Note 5)	(3,747)
Net Expenses	4,081,269
Net Investment Income	6,678,706
Net Realized and Unrealized Gain/(Loss) on Investments in Securities, Securities Sold Short, Written Options, and Foreign Currency:
Net realized loss on investments in securities	(2,214,519)
Net realized gain on written options	8,887,778
Net realized loss on foreign currency transactions	(4,784)

Net realized gain on investments in securities, written options, and foreign currency transactions	6,668,475
Net change in unrealized appreciation/depreciation:
on investments in securities	27,278,950
on securities sold short	52,679
on written options	(2,617,887)
on foreign currency translations	(1,440)

Net change in unrealized appreciation/depreciation on investments in securities, securities sold short, written options, and foreign currency translations	24,712,302
Net Realized and Unrealized Gain/(Loss) on Investments in Securities, Securities Sold Short, Written Options, and Foreign Currency	31,380,777
Net Increase in Net Assets Resulting from Operations	38,059,483
Total Distributions to Preferred Shareholders	(2,005,678)
Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$36,053,805

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023

Operations:
Net investment income	$6,678,706		$14,221,207
Net realized gain on investments in securities, securities sold short, written options, and foreign currency transactions	6,668,475		56,552,218
Net change in unrealized appreciation/depreciation on investments in securities, securities sold short, written options, and foreign currency translations	24,712,302		4,010,041
Net Increase in Net Assets Resulting from Operations	38,059,483		74,783,466

Distributions to Preferred Shareholders from Accumulated Earnings	(2,005,678	)*	(4,244,667)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	36,053,805		70,538,799

Distributions to Common Shareholders:
Accumulated earnings	(4,628,430	)*	(10,121,795)
Return of capital	(23,142,148	)*	(45,375,200)

Total Distributions to Common Shareholders	(27,770,578)		(55,496,995)

Fund Share Transactions:
Increase in net assets from common shares issued in offering	142,005		—
Increase in net assets from common shares issued upon reinvestment of distributions	878,790		—
Net increase in net assets from repurchase of preferred shares	459,313		239,672
Net Increase in Net Assets from Fund Share Transactions	1,480,108		239,672

Net Increase in Net Assets Attributable to Common Shareholders	9,763,335		15,281,476

Net Assets Attributable to Common Shareholders:
Beginning of year	612,615,745		597,334,269
End of period	$622,379,080		$612,615,745

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months
	Ended June
	30, 2024		Year Ended December 31,
	(Unaudited)		2023	2022	2021	2020	2019
Operating Performance:
Net asset value, beginning of year	$3.97		$3.87	$3.91	$4.01	$4.31	$4.17
Net investment income	0.04		0.09	0.09	0.08	0.04	0.02
Net realized and unrealized gain on investments, securities sold short, written options, and foreign currency transactions	0.21		0.40	0.26	0.20	0.13	0.74
Total from investment operations	0.25		0.49	0.35	0.28	0.17	0.76
Distributions to Preferred Shareholders: (a)
Net investment income	(0.01	)*	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)

Total distributions to preferred shareholders	(0.01)		(0.03)	(0.03)	(0.03)	(0.03)	(0.03)
Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	0.24		0.46	0.32	0.25	0.14	0.73
Distributions to Common Shareholders:
Net investment income	(0.03	)*	(0.07)	(0.07)	(0.05)	(0.03)	(0.00	)(b)
Return of capital	(0.15	)*	(0.29)	(0.29)	(0.31)	(0.45)	(0.60)

Total distributions to common shareholders	(0.18)		(0.36)	(0.36)	(0.36)	(0.48)	(0.60)
Fund Share Transactions:
Increase in net asset value from common share transactions	0.00	(b)	—	—	—	0.01	0.01
Increase/decrease in net asset value from common shares issued upon reinvestment of distributions	(0.00	)(b)	—	—	0.00 (b)	—	—
Increase in net asset value from repurchase of common shares	—		—	—	0.01	0.03	0.00	(b)
Increase in net asset value from repurchase of preferred shares and transaction fees	0.00	(b)	0.00 (b)	0.00 (b)	—	0.00 (b)	0.00	(b)

Total Fund share transactions	0.00	(b)	0.00 (b)	0.00 (b)	0.01	0.04	0.01
Net Asset Value Attributable to Common Shareholders, End of Period	$4.03		$3.97	$3.87	$3.91	$4.01	$4.31
NAV total return †	6.33%		12.41%	8.87%	6.69%	5.58%	18.82%
Market value, end of period	$4.05		$3.76	$3.63	$3.75	$3.51	$4.40
Investment total return ††	12.79%		13.97%	6.84%	17.51%	(8.68)%	36.72%
Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$701,725		$696,103	$682,745	$689,250	$712,971	$759,110
Net assets attributable to common shares, end of period (in 000’s)	$622,379		$612,616	$597,334	$602,753	$626,474	$672,464
Ratio of net investment income to average net assets attributable to common shares	2.19	%(c)	2.36%	2.29%	2.09%	1.08%	0.46%
Ratio of operating expenses to average net assets attributable to common shares (d)(e)(f)	1.34	%(c)	1.40%	1.39%	1.40%	1.42%	1.37%
Portfolio turnover rate	40%		83%	126%	96%	89%	93%

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months
	Ended June
	30, 2024	Year Ended December 31,
	(Unaudited)	2023	2022	2021	2020	2019
Cumulative Preferred Shares:
5.000% Series B Preferred
Liquidation value, end of period (in 000’s)	$79,346	$83,487	$85,411	$86,497	$86,497	$86,646
Total shares outstanding (in 000’s)	3,174	3,339	3,416	3,460	3,460	3,466
Liquidation preference per share	$25.00	$25.00	$25.00	$25.00	$25.00	$25.00
Average market value (g)	$21.73	$22.25	$23.43	$25.45	$25.13	$24.12
Asset coverage per share	$221	$208	$200	$199	$206	$219
Asset Coverage	884%	834%	799%	797%	824%	876%

†	Based on net asset value per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates. Total return for a period of less than one year is not annualized.

††	Based on market value per share, adjusted for reinvestment of distributions at prices obtained under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

(a)	Calculated based on average common shares outstanding on the record dates throughout the periods.

(b)	Amount represents less than $0.005 per share.

(c)	Annualized.

(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no impact on the expense ratios.

(e)	Ratio of operating expenses to average net assets including liquidation value of preferred shares for the six months ended June 30, 2024 and the years ended December 31, 2023, 2022, 2021, 2020, and 2019 would have been 1.19%, 1.22%, 1.21%, 1.22%, 1.25%, and 1.20%, respectively.

(f)	The Fund incurred dividend expense and service fees on securities sold short. If these expenses had not been incurred, the expense ratios for the six months ended June 30, 2024 and the years ended December 31, 2022, 2021, 2020, and 2019 would have been 1.33%, 1.36%, 1.39%, 1.34%, and 1.33% attributable to common shares, respectively, and 1.19%, 1.18%, 1.21%, 1.18%, and 1.17% including liquidation value of preferred shares. For the year ended December 31, 2023, there was no impact on service fees on securities sold short.

(g)	Based on weekly prices.

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited)

1.  Organization. GAMCO Global Gold, Natural Resources & Income Trust (the Fund) was organized on January 4, 2005 as a Delaware statutory trust. The Fund is a non-diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund commenced investment operations on March 31, 2005.

The Fund’s primary investment objective is to provide a high level of current income. The Fund’s secondary investment objective is to seek capital appreciation consistent with the Fund’s strategy and its primary objective. The Fund will attempt to achieve its objectives, under normal market conditions, by investing 80% of its assets in equity securities of companies principally engaged in the gold and natural resources industries. As part of its investment strategy, the Fund intends to earn income through an option strategy of writing (selling) covered call options on equity securities in its portfolio. The Fund anticipates that it will invest at least 25% of its assets in the equity securities of companies principally engaged in the exploration, mining, fabrication, processing, distribution, or trading of gold, or the financing, managing and controlling, or operating of companies engaged in “gold related” activities (Gold Companies). In addition, the Fund anticipates that it will invest at least 25% of its assets in the equity securities of companies principally engaged in the exploration, production, or distribution of natural resources, such as gas and oil, paper, food and agriculture, forestry products, metals, and minerals as well as related transportation companies and equipment manufacturers (Natural Resources Companies). The Fund may invest in the securities of companies located anywhere in the world. The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.

2.  Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day,

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2024 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 06/30/24
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$617,494,468	—	$617,494,468
Exchange Traded Funds (a)	1,932,788	—	1,932,788
Convertible Corporate Bonds (a)	—	$3,512,831	3,512,831
Corporate Bonds (a)	—	18,953,566	18,953,566
U.S. Government Obligations	—	75,697,216	75,697,216
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$619,427,256	$98,163,613	$717,590,869

LIABILITIES (Market Value):
Common Stocks Sold Short (a)	$(737,336)	—	$(737,336)
TOTAL INVESTMENTS IN SECURITIES – LIABILITIES	$(737,336)	—	$(737,336)

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 06/30/24
INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value):
Equity Contracts
Call Options Written	$(741,402)	$(25,015,990)	$(25,757,392)
Put Options Written	(231,300)	(174,805)	(406,105)
TOTAL INVESTMENTS IN SECURITIES - LIABLITIES	$(972,702)	$(25,190,795)	$(26,163,497)

(a) Please refer to the Schedule of Investments (SOI) for the industry classifications of these portfolio holdings.

There were no Level 3 investments held at June 30, 2024 or December 31, 2023. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options,

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2024, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In the case of call options, the exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option,

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions at June 30, 2024 are reflected within the Schedule of Investments.

The Fund’s volume of activity in equity options contracts during the six months ended June 30, 2024 had an average monthly market value of approximately $24,571,693.

At June 30, 2024, the Fund’s derivative liabilities (by type) are as follows:

	Gross Amounts of Recognized Liabilities Presented in the Statement of Assets and Liabilities	Gross Amounts Available for Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Liabilities
OTC Equity Written Options	$25,147,295	—	$25,147,295

The following table presents the Fund’s derivative liabilities by counterparty net of the related collateral segregated by the Fund for the benefit of the counterparty as of June 30, 2024:

	Net Amounts Not Offset in the Statement of Assets and Liabilities
	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Securities Pledged as Collateral	Cash Collateral Pledged	Net Amount
Counterparty
Pershing LLC	$24,848,260	$(24,848,260)	—	—
Morgan Stanley	299,035	(299,035)	—	—
Total	$25,147,295	$(25,147,295)	—	—

As of June 30, 2024 the value of equity options written can be found in the Statement of Assets and Liabilities, under Liabilities, Options written, at value. For the six months ended June 30, 2024, the effect of equity options written can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Securities sold short, Written Options, and Foreign Currency, within Net realized gain or loss on written options, and Net change in unrealized appreciation/depreciation on written options.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (CFTC). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (CEA), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund which permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. For the six months ended June 30, 2024, the Fund incurred $13,928 in service fees related to its investment positions sold short and held by the broker. These amounts are included in the Statement of Operations under Expenses, Service fees for securities sold short.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2024, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and, accordingly, the Board will monitor their liquidity. At June 30, 2024, the Fund held no restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee of 110% of the 90 day U.S. Treasury Bill rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Distributions during the year may be made in excess of required distributions. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to shareholders of the Fund’s 5.000% Series B Cumulative Preferred Shares (Series B Preferred) are accrued on a daily basis and are determined as described in Note 5.

The tax character of distributions paid during the year ended December 31, 2023 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income	$10,121,795	$4,244,667
Return of capital	45,375,200	–
Total distributions paid	$55,496,995	$4,244,667

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses. The Fund has a long term capital loss carryforward with no expiration of $379,554,945.

The following summarizes the tax cost of investments and derivatives and the related net unrealized depreciation at June 30, 2024:

	Cost/ (Premiums)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Investments and other derivative instruments	$695,426,098	$29,044,312	$(33,780,374)	$(4,736,062)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2024, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2024, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

3.  Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred shares. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

4.  Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2024, other than short term securities and U.S. Government obligations, aggregated $255,964,595 and $274,503,312, respectively.

5. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2024, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $3,747.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2024, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). For the six months ended June 30, 2024, the Fund accrued $125,119 in payroll expenses in the Statement of Operations.

The Fund pays retainer and per meeting fees to Independent Trustees and certain Interested Trustees, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

6.  Line of Credit. The Fund participates in an unsecured line of credit, which expires on June 25, 2025 and may be renewed annually, of up to $75,000,000 under which it may borrow up to one-third of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations.

During the six months ended June 30, 2024, there were no borrowings outstanding under the line of credit.

7.  Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Fund has an effective $500 million shelf registration for the issuance of common or preferred shares. On April 24, 2024 the Fund filed a prospectus supplement for at-the-market offerings of up to 20 million common shares.

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Six Months Ended	Shares Issued	Net Proceeds	Net Proceeds in Excess of Par
June 30, 2024	38,559	$142,005	$1,265

The Board has authorized the repurchase of its common shares in the open market when the shares are trading at a discount of 7.5% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2024 and the year ended December 31, 2023, the Fund did not repurchase any common shares.

	Six Months Ended June 30, 2024 (Unaudited)
	Shares	Amount
Shares issued pursuant to shelf offering	38,559	$142,005
Increase in net assets from common shares issued upon reinvestment of distributions	225,686	878,790
Net increase	264,245	$1,020,795

The Fund did not have any transactions in common shares of beneficial interest for the year ended December 31, 2023.

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of $0.001 par value Preferred Shares. The Series B Preferred are callable at any time at the liquidation value of $25 per share plus accrued and unpaid dividends. The Board has authorized the repurchase of the Series B Preferred in the open market at prices less than the $25 liquidation value per share. During the six months ended June 30, 2024 and the year ended December 31, 2023 the Fund repurchased and retired 161,633 and 76,939 of Series B Preferred at investments of $3,592,083 and $1,683,202 and at discounts of approximately 11.15% and 12.53% to its liquidation preference. At June 30, 2024, 3,173,851 Series B Preferred were outstanding and accrued dividends amounted to $77,840.

The Series B Preferred is senior to the common shares and results in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Series B Preferred are cumulative. The Fund is required by the 1940 Act and by the Statement of Preferences to meet certain asset coverage tests with respect to the Series B Preferred. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series B Preferred at the redemption price of $25 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet the requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed rate, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and, under certain circumstances, are entitled to elect a majority of the Board of Trustees. In addition, the

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the Preferred Shares, voting as a single class, will be required to approve any plan of reorganization adversely.

8.  Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9.  Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (NYSE) that, as of June 12, 2024, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

Shareholder Meeting – May 13, 2024 – Final Results

The Fund’s Annual Meeting of Shareholders was held virtually on May 13, 2024. At that meeting, common and preferred shareholders, voting together as a single class, re-elected Agnes Mullady, Salvatore M. Salibello, and Anthonie van Ekris as Trustees of the Fund, with 103,470,680, 104,042,580, and 104,140,245 votes cast in favor of these Trustees, and 4,309,709, 3,737,810, and 3,640,144 votes withheld for these Trustees, respectively.

In addition, preferred shareholders, voting as a separate class, re-elected James P. Conn as a Trustee of the Fund, with 2,051,095 votes cast in favor of this Trustee and 77,243 votes withheld for this Trustee.

Calgary Avansino, Elizabeth C. Bogan, Anthony S. Colavita, Vincent D. Enright, Frank J. Fahrenkopf, Michael J. Melarkey, and Salvatore J. Zizza continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

GAMCO GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

AND YOUR PERSONAL PRIVACY

Who are we?

The GAMCO Global Gold, Natural Resources & Income Trust is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company that has subsidiaries that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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GAMCO GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Vincent Hugonnard-Roche joined GAMCO Investors, Inc. in 2000. He is Director of Quantitative Strategies, head of the Gabelli Risk Management Group, serves as a portfolio manager of Gabelli Funds, LLC, and manages several funds within the Fund Complex. He received a Master’s degree in Mathematics of Decision Making from EISITI, France and an MS in Finance from ESSEC, France.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGGNX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also from time to time purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

TRUSTEES

Calgary Avansino
Former Chief Executive Officer,
Glamcam

Elizabeth C. Bogan
Former Senior Lecturer
in Economics,
Princeton University

Anthony S. Colavita
President,
Anthony S. Colavita, P.C.

James P. Conn
Former Managing Director &
Chief Investment Officer,
Financial Security Assurance
Holdings LTD.

Vincent D. Enright
Former Senior Vice President &
Chief Financial Officer,
KeySpan Corp.

Frank J. Fahrenkopf, Jr.
Former President & Chief
Executive Officer,
American Gaming Association

Michael J. Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Agnes Mullady
Former Senior Vice President,
GAMCO Investors, Inc.

Salvatore M. Salibello
Senior Partner,
Bright Side Consulting

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

Molly A.F. Marion
Vice President & Ombudsman

Laurissa M. Martire
Vice President & Ombudsman

Carter W. Austin
Vice President

David I. Schachter
Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

CUSTODIAN

The Bank of New York
Mellon

COUNSEL

Skadden, Arps, Slate, Meagher &
Flom LLP

TRANSFER AGENT AND
REGISTRAR

Equiniti Trust Company, LLC

GGN Q2/2024

GABELLI FUNDS

GAMCO GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

GGN

Semiannual Report
June 30, 2024

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At its meeting on February 13, 2024, the Board of Trustees (Board) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not interested persons of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent and Quality of Services. The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of supervisory, administrative, shareholder and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio managers.

Investment Performance. The Independent Board Members reviewed the performance of the Fund for the one-, three-, five-, and ten-year periods (as of December 31, 2023) against a peer group of six other covered call funds prepared by the Adviser (the “Adviser Peer Group”) and against a peer group of options, arbitrage/options strategies and sector equity buy-write strategies funds selected by Lipper (the “Lipper Peer Group”). The Independent Board Members noted that the Fund’s performance was in third quartile for the one- and ten-year periods, and in the first quartile for the three- and five-year periods for the Adviser Peer Group, and in the second quartile for the three- and five-year periods and in the third quartile for the one- and ten-year periods for the Lipper Peer Group. The Independent Board Members noted the Adviser’s discussion of the Fund’s option writing strategy, the associated difficulties with volatility in the gold and energy sectors and a plan to manage the Fund’s strategy given these dynamics. The Independent Board Members also recognized that the Adviser Peer Group had limitations in terms of comparability given the Fund’s particular sector focus and the challenging market environment for the natural resources and energy sectors over the applicable measurement periods. In this regard, the Independent Board Members also noted the Adviser’s continuing evaluation of appropriate peers for the Fund given its unique strategy and sector focus. The Independent Board Members also discussed their awareness of the Fund’s performance relative to relevant benchmarks considered representative of the Fund’s strategy and presented in the Fund’s shareholder reports, and noted the Fund’s performance relative to those benchmarks (some of which do not reflect options strategies) was somewhat acceptable.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that an affiliate of the Adviser earned fees on sales of shares of the Fund in the Fund’s at-the-market offering program.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential sharing of economies of scale.

Service and Cost Comparisons. The Independent Board Members compared the investment management fee of the Fund to the investment management fees of the Adviser Peer Group. The Independent Board Members noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that the Fund had the highest effective investment management fee within the Adviser Peer Group and was the only fund in this group employing leverage. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds, except for the presence of leverage and fees chargeable on assets attributable to leverage in certain circumstances. The Board recognized that the Adviser and its affiliates did not manage other accounts with similar strategies that had fees lower than those charged for the Fund.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services and good ancillary services and that its overall performance record against the limited universe of other funds that utilize a covered call options writing strategy, and relevant benchmark indices, was acceptable. In reaching this conclusion, the Independent Board Members noted the Adviser’s discussion of how it would continue to manage the Fund’s strategy. The Independent Board Members concluded that the profitability to the Adviser of managing the Fund was reasonable and that economies of scale were not a significant factor in their thinking at this point. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was adequate in light of the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)	Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

Not applicable

(a)(2)	Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

Not applicable

(a)(3)	Compensation Structure of Portfolio Manager(s) or Management Team Members

Not applicable

(a)(4)	Disclosure of Securities Ownership

Not applicable

(b)	There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

(a)	Provide the information specified in the table with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser” as defined in Rule 10b-18(a)(3) under the Exchange Act (17CFR 240-10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/2024 through 01/31/2024	Common – N/A Preferred Series B – 13,670	Common – N/A Preferred Series B – $22.21	Common – N/A Preferred Series B – 13,670	Common – 154,207,482 Preferred Series B – 3,339,484 - 13,670 = 3,325,814
Month #2 02/01/2024 through 02/29/2024	Common – N/A Preferred Series B – 106,432	Common – N/A Preferred Series B – $22.27	Common – N/A Preferred Series B – 106,432	Common – 154,258,219 Preferred Series B – 3,325,814 - 106,432 = 3,219,382
Month #3 03/01/2024 through 03/31/2024	Common – N/A Preferred Series B – 38,620	Common – N/A Preferred Series B – $22.24	Common – N/A Preferred Series B – 38,620	Common – 154,296,778 Preferred Series B – 3,219,382 - 38,620 = 3,180,762
Month #4 04/01/2024 through 04/30/2024	Common – N/A Preferred Series B – 4,898	Common – N/A Preferred Series B – $21.44	Common – N/A Preferred Series B – 4,898	Common – 154,343,359 Preferred Series B – 3,180,762 - 4,898 = 3,175,864
Month #5 05/01/2024 through 05/31/2024	Common – N/A Preferred Series B – 2,013	Common – N/A Preferred Series B – $20.88	Common – N/A Preferred Series B – 2,013	Common –154,383,194 Preferred Series B – 3,175,864 - 2,013 = 3,173,851
Month #6 06/01/2024 through 06/30/2024	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – 154,422,564 Preferred Series B – 3,173,851
Total	Common – N/A Preferred Series B – 165,633	Common – N/A Preferred Series B – $22.07	Common – N/A Preferred Series B – 165,633	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs semiannually in the Fund’s shareholder reports in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.
b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 7.5% or more from the net asset value of the shares. Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value.
c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.
d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.
e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	If at any time during or after the last completed fiscal year the registrant was required to prepare an accounting restatement that required recovery of erroneously awarded compensation pursuant to the registrant’s compensation recovery policy required by the listing standards adopted pursuant to 17 CFR 240.10D-1, or there was an outstanding balance as of the end of the last completed fiscal year of erroneously awarded compensation to be recovered from the application of the policy to a prior restatement, the registrant must provide the following information:

(1)	For each restatement:

(i)	The date on which the registrant was required to prepare an accounting restatement; N/A

(ii)	The aggregate dollar amount of erroneously awarded compensation attributable to such accounting restatement, including an analysis of how the amount was calculated; $0

(ii)	If the financial reporting measure defined in 17 CFR 10D-1(d) related to a stock price or total shareholder return metric, the estimates that were used in determining the erroneously awarded compensation attributable to such accounting restatement and an explanation of the methodology used for such estimates; N/A

(iv)	The aggregate dollar amount of erroneously awarded compensation that remains outstanding at the end of the last completed fiscal year; $0 and

(v)	If the aggregate dollar amount of erroneously awarded compensation has not yet been determined, disclose this fact, explain the reason(s) and disclose the information required in (ii) through (iv) in the next annual report that the registrant files on this Form N-CSR; $0

(2)	If recovery would be impracticable pursuant to 17 CFR 10D-1(b)(1)(iv), for each named executive officer and for all other executive officers as a group, disclose the amount of recovery forgone and a brief description of the reason the registrant decided in each case not to pursue recovery; $0 and

(3)	For each named executive officer from whom, as of the end of the last completed fiscal year, erroneously awarded compensation had been outstanding for 180 days or longer since the date the registrant determined the amount the individual owed, disclose the dollar amount of outstanding erroneously awarded compensation due from each such individual. N/A

(b)	If at any time during or after its last completed fiscal year the registrant was required to prepare an accounting restatement, and the registrant concluded that recovery of erroneously awarded compensation was not required pursuant to the registrant’s compensation recovery policy required by the listing standards adopted pursuant to 17 CFR 240.10D-1, briefly explain why application of the recovery policy resulted in this conclusion. N/A

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAMCO Global Gold, Natural Resources & Income Trust

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 4, 2024

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 4, 2024

* Print the name and title of each signing officer under his or her signature.